Pledged assets and contingent liabilities (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Collateral provided
Cash Collateral Under Security Agreements For Derivative Contracts	SEK 10,314	SEK 11,621
Contingent liabilities
Guarantee commitments	3,360	3,027
Commitments
Committed undisbursed loans	72,914	54,783
Binding offers	SEK 1,211	SEK 4,630